Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Common Stocks - 98.6%
Aerospace & Defense - 5.8%
Carpenter Technology Corp.	2,754	$676,217
Curtiss-Wright Corp.	1,187	644,470
Firefly Aerospace, Inc. *	2,463	72,215
General Electric Co.	1,223	367,903
HEICO Corp.	3,703	1,195,403
HEICO Corp., Class A	12,114	3,078,046
Howmet Aerospace, Inc.	37,586	7,375,501
Huntington Ingalls Industries, Inc.	118	33,973
Leonardo DRS, Inc.	2,606	118,312
Loar Holdings, Inc. *	943	75,440
Lockheed Martin Corp.	83	41,435
Rocket Lab Corp. *	34,469	1,651,410
Spirit AeroSystems Holdings, Inc., Class A *	886	34,200
Woodward, Inc.	1,771	447,549
		15,812,074
Automobile Components - 0.1%
BorgWarner, Inc.	7,309	321,304
Banks - 0.1%
Mid Penn Bancorp, Inc.	1	28
NU Holdings Ltd., Class A *	9,175	146,892
Southstate Bank Corp.	1,239	122,500
		269,420
Beverages - 0.2%
Celsius Holdings, Inc. *	11,648	669,644
Biotechnology - 5.0%
AbbVie, Inc.	561	129,894
Alnylam Pharmaceuticals, Inc. *	11,143	5,081,208
Apellis Pharmaceuticals, Inc. *	11,199	253,433
Exact Sciences Corp. *	3,807	208,281
Exelixis, Inc. *	22,115	913,350
Gilead Sciences, Inc.	1,078	119,658
Incyte Corp. *	5,878	498,513
Moderna, Inc. *	10,590	273,540
Natera, Inc. *	15,223	2,450,446
Neurocrine Biosciences, Inc. *	7,162	1,005,402
Regeneron Pharmaceuticals, Inc.	2,068	1,162,774
REVOLUTION Medicines, Inc. *	2,484	116,003
Sarepta Therapeutics, Inc. *	6,676	128,647
Summit Therapeutics, Inc. *	1,877	38,779
TG Therapeutics, Inc. *	2,519	90,999
Ultragenyx Pharmaceutical, Inc. *	25,817	776,575
United Therapeutics Corp. *	743	311,473
Vaxcyte, Inc. *	3,722	134,066
Viking Therapeutics, Inc. *	3,250	85,410
		13,778,451
Broadline Retail - 1.6%
Amazon.com, Inc. *	2,980	654,318
Coupang, Inc. *	106,193	3,419,415

	Shares/ Principal	Fair Value

Broadline Retail (continued)
Etsy, Inc. *	4,264	$283,087
		4,356,820
Building Products - 0.9%
Armstrong World Industries, Inc.	6,645	1,302,486
Johnson Controls International PLC	1,594	175,260
Lennox International, Inc.	1,378	729,458
Trane Technologies PLC	636	268,367
		2,475,571
Capital Markets - 6.1%
Ameriprise Financial, Inc.	6,223	3,057,049
Ares Management Corp., Class A	15,857	2,535,376
Blackstone, Inc.	3,188	544,670
Blue Owl Capital, Inc.	43,857	742,499
Bullish *	4,193	266,717
Charles Schwab Corp. (The)	16,084	1,535,539
CME Group, Inc.	749	202,372
Coinbase Global, Inc., Class A *	891	300,704
Houlihan Lokey, Inc.	1,729	354,998
Interactive Brokers Group, Inc., Class A	9,366	644,474
Intercontinental Exchange, Inc.	686	115,577
Jefferies Financial Group, Inc.	5,725	374,529
LPL Financial Holdings, Inc.	5,685	1,891,343
Miami International Holdings, Inc. *	1,507	60,672
Moody's Corp.	2,061	982,025
Morgan Stanley	336	53,411
Nasdaq, Inc.	14,044	1,242,192
Robinhood Markets, Inc., Class A *	8,149	1,166,774
TPG, Inc., Class A	1,934	111,108
Tradeweb Markets, Inc., Class A	3,528	391,537
Virtu Financial, Inc., Class A	695	24,673
XP, Inc., Class A	3,243	60,936
		16,659,175
Chemicals - 0.2%
Corteva, Inc.	5,998	405,645
Olin Corp.	2,362	59,026
		464,671
Commercial Services & Supplies - 1.2%
Cintas Corp.	3,055	627,069
Copart, Inc. *	7,230	325,133
Republic Services, Inc.	797	182,896
Rollins, Inc.	1,080	63,439
Veralto Corp.	15,038	1,603,201
Waste Connections, Inc.	2,230	392,034
		3,193,772
Communications Equipment - 0.5%
Arista Networks, Inc. *	6,533	951,924
Motorola Solutions, Inc.	356	162,795
Ubiquiti, Inc.	331	218,652
		1,333,371

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Construction & Engineering - 3.0%
Comfort Systems USA, Inc.	4,582	$3,780,975
EMCOR Group, Inc.	1,782	1,157,480
MasTec, Inc. *	7,586	1,614,377
Primoris Services Corp.	975	133,897
Quanta Services, Inc.	3,913	1,621,625
		8,308,354
Consumer Finance - 0.3%
Ally Financial, Inc.	13,445	527,044
Figure Technology Solutions, Inc., Class A *	2,207	80,269
OneMain Holdings, Inc.	569	32,126
SoFi Technologies, Inc. *	11,549	305,124
		944,563
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	479	443,377
Performance Food Group Co. *	5,469	568,995
Sprouts Farmers Market, Inc. *	11,883	1,292,870
Sysco Corp.	11,823	973,506
Walmart, Inc.	6,691	689,574
		3,968,322
Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc. *	3,515	381,624
Duolingo, Inc. *	4,012	1,291,222
Grand Canyon Education, Inc. *	1,202	263,863
Stride, Inc. *	1,001	149,089
		2,085,798
Diversified Telecommunication Services - 0.1%
AST Spacemobile, Inc., Class A *	7,586	372,321

Electric Utilities - 0.2%
Edison International	988	54,617
Entergy Corp.	5,832	543,484
		598,101
Electrical Equipment - 2.2%
AMETEK, Inc.	1,254	235,752
GE Vernova, Inc.	138	84,857
Rockwell Automation, Inc.	1,372	479,555
Vertiv Holdings Co., Class A	33,820	5,102,085
		5,902,249
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	7,081	876,274
Flex Ltd. *	9,184	532,397
Jabil, Inc.	5,625	1,221,581
		2,630,252
Entertainment - 3.8%
Liberty Media Corp.-Liberty Formula One, Class A *	2,073	197,391

	Shares/ Principal	Fair Value

Entertainment (continued)
Liberty Media Corp.-Liberty Formula One, Class C *	2,000	$208,900
Netflix, Inc. *	421	504,746
ROBLOX Corp., Class A *	53,694	7,437,693
Roku, Inc. *	5,133	513,967
Take-Two Interactive Software, Inc. *	5,848	1,510,889
		10,373,586
Financial Services - 1.8%
Affirm Holdings, Inc. *	16,588	1,212,251
Block, Inc. *	14,626	1,057,021
Corpay, Inc. *	2,996	863,028
Fidelity National Information Services, Inc.	3,459	228,086
Klarna Group PLC *	1,602	58,713
Remitly Global, Inc. *	9,875	160,963
Toast, Inc., Class A *	37,152	1,356,420
		4,936,482
Ground Transportation - 0.1%
Lyft, Inc., Class A *	7,846	172,690
Health Care Equipment & Supplies - 3.9%
Boston Scientific Corp. *	5,661	552,683
Dexcom, Inc. *	34,388	2,313,968
Edwards Lifesciences Corp. *	1,868	145,274
Glaukos Corp. *	3,088	251,826
Hologic, Inc. *	1,177	79,436
IDEXX Laboratories, Inc. *	4,840	3,092,228
Inspire Medical Systems, Inc. *	1,089	80,804
Insulet Corp. *	7,487	2,311,461
Intuitive Surgical, Inc. *	694	310,378
Masimo Corp. *	3,125	461,094
Penumbra, Inc. *	1,561	395,433
ResMed, Inc.	2,455	672,007
		10,666,592
Health Care Providers & Services - 3.4%
Cardinal Health, Inc.	23,457	3,681,811
Cencora, Inc.	12,928	4,040,388
Centene Corp. *	4,071	145,253
Encompass Health Corp.	2,948	374,455
Guardant Health, Inc. *	2,392	149,452
HealthEquity, Inc. *	2,941	278,718
Humana, Inc.	128	33,302
Molina Healthcare, Inc. *	2,789	533,703
Tenet Healthcare Corp. *	798	162,026
		9,399,108
Health Care REITs - 0.0%†
Ventas, Inc.	668	46,753
Health Care Technology - 1.5%
Doximity, Inc., Class A *	11,319	827,985
Veeva Systems, Inc., Class A *	10,731	3,196,872
		4,024,857

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure - 11.4%
Aramark	5,349	$205,402
Black Rock Coffee Bar, Inc., Class A *	2,501	59,674
Booking Holdings, Inc.	194	1,047,458
Boyd Gaming Corp.	647	55,933
Brinker International, Inc. *	2,017	255,513
Caesars Entertainment, Inc. *	21,572	582,983
Carnival Corp. *	38,948	1,125,987
Cava Group, Inc. *	6,291	380,039
Chipotle Mexican Grill, Inc. *	15,659	613,676
Darden Restaurants, Inc.	14,108	2,685,599
Domino's Pizza, Inc.	67	28,925
DoorDash, Inc., Class A *	688	187,129
DraftKings, Inc., Class A *	45,927	1,717,670
Dutch Bros, Inc., Class A *	15,644	818,807
Expedia Group, Inc.	8,676	1,854,495
Flutter Entertainment PLC *	10,287	2,612,898
Hilton Worldwide Holdings, Inc.	11,920	3,092,525
Las Vegas Sands Corp.	30,976	1,666,199
Life Time Group Holdings, Inc. *	13,518	373,097
Light & Wonder, Inc. *	5,265	441,944
Planet Fitness, Inc., Class A *	3,579	371,500
Red Rock Resorts, Inc., Class A	3,122	190,629
Restaurant Brands International, Inc.	7,047	451,995
Royal Caribbean Cruises Ltd.	20,617	6,671,249
Shake Shack, Inc., Class A *	1,091	102,128
Texas Roadhouse, Inc.	4,712	782,899
Viking Holdings Ltd. *	30,470	1,894,015
Wingstop, Inc.	1,816	457,051
Wyndham Hotels & Resorts, Inc.	4,591	366,821
		31,094,240
Household Durables - 1.2%
Garmin Ltd.	4,608	1,134,582
Installed Building Products, Inc.	425	104,830
Meritage Homes Corp.	634	45,921
NVR, Inc. *	32	257,109
SharkNinja, Inc. *	1,650	170,197
Somnigroup International, Inc.	10,221	861,937
Taylor Morrison Home Corp. *	2,690	177,567
Toll Brothers, Inc.	3,083	425,886
		3,178,029
Independent Power and Renewable Electricity Producers - 1.8%
Vistra Corp.	24,880	4,874,490
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	3,922	825,581
Insurance - 0.3%
Accelerant Holdings, Class A *	7,831	116,604
Kinsale Capital Group, Inc.	648	275,568
Travelers Cos., Inc. (The)	1,247	348,187
		740,359

	Shares/ Principal	Fair Value

Interactive Media & Services - 1.4%
Meta Platforms, Inc., Class A	393	$288,611
Pinterest, Inc., Class A *	34,785	1,119,033
Reddit, Inc., Class A *	10,336	2,377,177
		3,784,821
IT Services - 3.5%
Cloudflare, Inc., Class A *	25,218	5,411,531
Gartner, Inc. *	5,392	1,417,395
Globant SA *	2,137	122,621
GoDaddy, Inc., Class A *	15,942	2,181,344
MongoDB, Inc. *	558	173,192
VeriSign, Inc.	1,153	322,344
		9,628,427
Leisure Products - 0.2%
Hasbro, Inc.	6,041	458,210
Life Sciences Tools & Services - 0.4%
Medpace Holdings, Inc. *	423	217,489
Tempus AI, Inc., Class A *	7,280	587,569
Waters Corp. *	1,074	321,996
		1,127,054
Machinery - 0.8%
Crane Co.	2,539	467,531
Flowserve Corp.	7,176	381,333
Mueller Industries, Inc.	7,480	756,303
Parker-Hannifin Corp.	691	523,882
		2,129,049
Media - 1.2%
DoubleVerify Holdings, Inc. *	23,508	281,626
Fox Corp., Class A	10,301	649,581
NIQ Global Intelligence PLC *	7,551	118,550
Trade Desk, Inc. (The), Class A *	45,174	2,213,978
		3,263,735
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	2,875	112,757
Newmont Corp.	512	43,167
		155,924
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy, Inc.	8,509	1,999,445
Devon Energy Corp.	6,508	228,170
Targa Resources Corp.	18,233	3,054,757
Texas Pacific Land Corp.	841	785,191
		6,067,563
Paper & Forest Products - 0.0%†
Louisiana-Pacific Corp.	308	27,363
Passenger Airlines - 0.1%
Alaska Air Group, Inc. *	2,893	144,014
Delta Air Lines, Inc.	3,488	197,944
		341,958
Personal Care Products - 0.0%†
BellRing Brands, Inc. *	2,269	82,478

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co.	27,939	$1,260,049
Corcept Therapeutics, Inc. *	7,109	590,829
Eli Lilly & Co.	734	560,042
		2,410,920
Professional Services - 2.8%
Booz Allen Hamilton Holding Corp.	12,058	1,205,197
Broadridge Financial Solutions, Inc.	5,876	1,399,487
Dayforce, Inc. *	1,459	100,510
ExlService Holdings, Inc. *	33,840	1,489,975
Paylocity Holding Corp. *	5,018	799,217
Verisk Analytics, Inc.	10,280	2,585,523
		7,579,909
Real Estate Management & Development - 0.0%†
CBRE Group, Inc., Class A *	271	42,699
CoStar Group, Inc. *	410	34,591
		77,290
Residential REITs - 0.1%
Camden Property Trust	2,019	215,589
Retail REITs - 0.4%
Kimco Realty Corp.	4,212	92,032
Simon Property Group, Inc.	5,839	1,095,805
		1,187,837
Semiconductors & Semiconductor Equipment - 3.3%
Astera Labs, Inc. *	10,931	2,140,290
Broadcom, Inc.	152	50,146
Credo Technology Group Holding Ltd. *	2,976	433,335
Enphase Energy, Inc. *	4,989	176,561
Lam Research Corp.	7,155	958,055
Lattice Semiconductor Corp. *	5,521	404,800
Marvell Technology, Inc.	3,535	297,187
Micron Technology, Inc.	509	85,166
Monolithic Power Systems, Inc.	3,819	3,515,924
NVIDIA Corp.	4,968	926,929
		8,988,393
Software - 9.5%
Adobe, Inc. *	1,869	659,290
Appfolio, Inc., Class A *	1,000	275,660
Atlassian Corp., Class A *	2,441	389,828
Confluent, Inc., Class A *	41,958	830,768
Datadog, Inc., Class A *	27,044	3,851,066
Docusign, Inc. *	11,497	828,819
Dropbox, Inc., Class A *	4,124	124,586
Dynatrace, Inc. *	29,528	1,430,632
Elastic NV *	15,800	1,334,942
Fair Isaac Corp. *	1,697	2,539,611
Figma, Inc., Class A *	1,078	55,916
Fortinet, Inc. *	1,310	110,145
Freshworks, Inc., Class A *	2,017	23,740

	Shares/ Principal	Fair Value

Software (continued)
Gitlab, Inc., Class A *	5,472	$246,678
HubSpot, Inc. *	5,786	2,706,691
Intuit, Inc.	1,072	732,079
Manhattan Associates, Inc. *	5,570	1,141,739
Microsoft Corp.	2,633	1,363,762
Netskope, Inc., Class A *	4,572	103,921
Palantir Technologies, Inc., Class A *	2,749	501,473
Procore Technologies, Inc. *	1,466	106,901
RingCentral, Inc., Class A *	5,566	157,740
Rubrik, Inc., Class A *	8,665	712,696
Salesforce, Inc.	1,734	410,958
Samsara, Inc., Class A *	22,671	844,495
SentinelOne, Inc., Class A *	13,601	239,514
ServiceNow, Inc. *	565	519,958
Servicetitan, Inc., Class A *	932	93,973
Tyler Technologies, Inc. *	1,624	849,612
Via Transportation, Inc., Class A *	1,569	75,437
Zscaler, Inc. *	8,636	2,587,864
		25,850,494
Specialized REITs - 0.1%
CubeSmart	8,780	356,995
Specialty Retail - 4.7%
AutoNation, Inc. *	3,627	793,479
AutoZone, Inc. *	31	132,998
Bath & Body Works, Inc.	5,065	130,474
Burlington Stores, Inc. *	3,614	919,763
CarMax, Inc. *	5,351	240,099
Carvana Co. *	11,733	4,426,157
Chewy, Inc., Class A *	14,832	599,954
Five Below, Inc. *	2,334	361,070
Gap, Inc. (The)	1,599	34,203
Group 1 Automotive, Inc.	198	86,627
Lithia Motors, Inc., Class A	1,332	420,912
Murphy USA, Inc.	326	126,573
RH *	215	43,679
Ross Stores, Inc.	3,576	544,947
TJX Cos., Inc. (The)	7,967	1,151,550
Tractor Supply Co.	36,989	2,103,564
Ulta Beauty, Inc. *	100	54,675
Urban Outfitters, Inc. *	4,098	292,720
Wayfair, Inc., Class A *	3,189	284,873
Williams-Sonoma, Inc.	1,286	251,349
		12,999,666
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	2,117	539,052
NetApp, Inc.	480	56,861
Pure Storage, Inc., Class A *	22,395	1,876,925
Super Micro Computer, Inc. *	16,280	780,463
		3,253,301

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Textiles, Apparel & Luxury Goods - 2.1%
Amer Sports, Inc. *	7,633	$265,247
Deckers Outdoor Corp. *	11,399	1,155,517
Levi Strauss & Co., Class A	3,683	85,814
Lululemon Athletica, Inc. *	3,222	573,290
On Holding AG, Class A *	17,484	740,447
Ralph Lauren Corp.	1,335	418,603
Tapestry, Inc.	22,270	2,521,409
		5,760,327
Trading Companies & Distributors - 3.4%
Applied Industrial Technologies, Inc.	2,351	613,729
Fastenal Co.	65,941	3,233,747
Ferguson Enterprises, Inc.	6,994	1,570,712
FTAI Aviation Ltd.	9,383	1,565,647
WW Grainger, Inc.	2,479	2,362,388
		9,346,223
Wireless Telecommunication Services - 0.0%†
T-Mobile US, Inc.	214	51,227
Total Common Stocks
(Cost - $214,414,616)		269,621,753
Rights - 0.0%†
ABIOMED, Inc., CVR, expires 12/31/49	1,883	1,921
Prevail Therapeutics, Inc., CVR, expires 12/31/49	107	53
Total Rights
(Cost - $0)		1,974
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(a) (Cost - $3,726,755)	3,726,755	3,726,755
Total Short-Term Investments (Cost - $3,726,755)		3,726,755
Total Investments - 100.0%
(Cost - $218,141,371)		$273,350,482
Other Assets Less Liabilities - Net 0.0%†		36,536
Total Net Assets - 100.0%		$273,387,018

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.
CVR	-	Contingent Value Rights
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P500 EMINI FUT DEC25	Goldman Sachs & Co	12	12/19/2025	$4,043,250	$52,208